SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

15. SEGMENT INFORMATION

The CODMs review financial information of operating segments based on internal management report when making decisions about allocating resources and assessing the performance of the Group. As a result of the assessment made by CODMs, the Group has three reportable segments, including PRC and other entities, Ninjas in Pyjamas and Bitcoin mining business. The CODMs, comprising the Group’s Chairman and Co-Chief Executive Officer and the Director and Co-Chief Executive Officer, collectively make operating decisions, assess financial performance, and allocate resources across all reportable segments.

The Group manages and assesses the performance of its reportable segments by their revenue and operating profit. As part of the CODM’s review of segment-level performance, the CODMs review these measures of income of each reportable segment, which drives the evaluation of the performance of the Group’s reportable segments and allocation of resources to those segments. The significant segment expense categories included in the table below augment the Group’s understanding of operating results:

	For the year ended December 31, 2023
	PRC and other subsidiaries	Ninjas in Pyjamas	Mining Business	Consolidated
Revenue	$75,179,138	$8,489,303	-	$83,668,441
Cost of revenue	(72,014,675)	(4,455,080)	-	(76,469,755)
Gross profit	3,164,463	4,034,223	-	7,198,686
Selling and marketing expenses	(5,079,314)	(1,498,082)	-	(6,577,396)
General and administrative expenses	(13,027,899)	(2,245,332)	-	(15,273,231)
Other income(loss)	251,402	(58,165)	-	193,237
(Loss) profit before tax	(14,691,348)	232,644	-	(14,458,704)

	For the year ended December 31, 2024
	PRC and other subsidiaries	Ninjas in Pyjamas	Mining Business	Consolidated
Revenue	$81,671,464	$3,594,842	-	$85,266,306
Cost of revenue	(79,086,246)	(3,169,525)	-	(82,255,771)
Gross profit	2,585,218	425,317	-	3,010,535
Selling and marketing expenses	(6,731,281)	(1,399,496)	-	(8,130,777)
General and administrative expenses	(9,947,933)	(1,820,382)	-	(11,768,315)
Other income	1,587,144	246,333	-	1,833,477
Loss before tax	(12,506,852)	(2,548,228)	-	(15,055,080)

		For the year ended December 31, 2025
	PRC and other subsidiaries	Ninjas in Pyjamas	Mining Business	Consolidated
Revenue	$103,635,985	2,826,303	20,064,258	126,526,546
Cost of revenue	(101,179,388)	(4,131,892)	(22,697,254)	(128,008,534)
Gross profit	2,456,597	(1,305,589)	(2,632,996)	(1,481,988)
Selling and marketing expenses	(5,780,199)	(1,209,302)	-	(6,989,501)
General and administrative expenses	(34,288,425)	(15,950,274)	(100,060)	(50,338,759)
Changes in fair value of receivable for bitcoin collateral	-	-	(2,931,287)	(2,931,287)
Realized gain on sale of Bitcoin	-	-	4,578	4,578
Impairment of goodwill	-	(122,519,218)	-	(122,519,218)
Impairment of intangible assets	-	(64,406,302)	-	(64,406,302)
Other loss	(2,574,725)	(37,997)	(308,845)	(2,921,567)
Loss before tax	(40,186,753)	(205,428,682)	(5,968,609)	(251,584,044)

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

15. SEGMENT INFORMATION - Continued

The total assets by segments as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
Segment assets
PRC and other subsidiaries	$140,834,100	$145,039,427
Ninjas in Pyjamas	171,732,266	18,145,297
Mining Business	-	39,192,660
Total segment assets	$312,566,366	$202,377,384

The intangible assets by segments as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
Intangible assets, net
PRC and other subsidiaries	$61,913,339	$53,865,214
Ninjas in Pyjamas	66,068,182	14,713,696
Mining Business	-	-
Total intangible assets, net	$127,981,521	$68,578,910

The goodwill by segments as of December 31, 2024 and 2025 were as follows:

	As of December 31,
	2024	2025
Goodwill
PRC and other subsidiaries	$29,813,733	$30,363,234
Ninjas in Pyjamas	102,096,027	-
Mining Business	-	-
Total goodwill	$131,909,760	$30,363,234